Label	Element	Value
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2015
Document Type	dei_DocumentType	485BPOS
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Central Index Key	dei_EntityCentralIndexKey	0001141819
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class A Shares (Dearborn Partners Rising Dividend Fund)
Trading Symbol	dei_TradingSymbol	DRDAX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class C Shares (Dearborn Partners Rising Dividend Fund)
Trading Symbol	dei_TradingSymbol	DRDCX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class I Shares (Dearborn Partners Rising Dividend Fund)
Trading Symbol	dei_TradingSymbol	DRDIX